Organization and Business Overview (Tables)	6 Months Ended
May 31, 2025
Organization and Business Overview [Abstract]
Schedule of Company has Direct Interests Subsidiaries

During the period ended May 31, 2025 and the year ended November 30, 2024, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital		Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$	2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$	HK$100	100% owned by IGL	Financial PR services